REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,245,489	$ 5,857,584	$ 5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Revenue	5,329,214	5,954,833	5,238,341
Revenues from transactions with other operating segments	0	0	0
Finance income	32,582	20,895	19,640
Finance costs	(273,639)	(214,779)	(287,958)
Net finance costs	(241,057)	(193,884)	(268,318)
Depreciation and amortizations	519,380	407,422	421,551
Other income	254,067	138,517	111,513
Other expenses	203,698	95,880	240,165
Associates	6,786	3,043	4,855
Joint ventures	989	14,203	12,162
Income Tax	(535)	(226,765)	30,992
Profit (loss) of each reportable segment	61,970	726,759	270,352
Geographical information on non-current assets
Long-Lived Assets	11,928,649	11,152,588	11,224,237
Total Ordinary Income	5,329,214	5,954,833	5,238,341
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,280,207	900,669	637,966
Acquisition and contribution of investments in associates and joint venture	171,841	20,072	15,918
Segment assets	15,860,030	14,593,748	13,994,600
Segments assets (excluding deferred tax assets)	15,853,963	14,589,113	13,986,334
Deferred tax assets	6,067	4,635	8,266
Associates	96,114	155,609	158,967
Joint Ventures	197,004	202,444	209,805
Segment liabilities	8,490,615	7,254,777	6,877,707
Segment liabilities (excluding deferred tax liabilities)	7,130,428	5,837,119	5,392,343
Deferred tax liabilities	1,360,187	1,417,658	1,485,364
CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,841,003	3,608,017	3,028,025
Revenue from rendering of services	54,921	71,210	75,543
Revenue	2,895,924	3,679,227	3,103,567
Geographical information on non-current assets
Long-Lived Assets	7,485,090	6,870,004	6,631,316
Total Ordinary Income	2,895,924	3,679,227	3,103,567
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,433,290	2,275,606	2,134,774
Geographical information on non-current assets
Long-Lived Assets	4,443,559	4,282,584	4,592,921
Total Ordinary Income	2,433,290	2,275,606	2,134,774
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenue			0
Revenues from transactions with other operating segments	(1,234,715)	(1,127,684)	(1,056,169)
Finance income			0
Finance costs			0
Net finance costs			0
Depreciation and amortizations			0
Other income			0
Other expenses			0
Associates			0
Joint ventures			0
Income Tax			0
Profit (loss) of each reportable segment			0
Geographical information on non-current assets
Long-Lived Assets	(3,440)	(3,842)	(4,635)
Total Ordinary Income			0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	0	0	0
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	(36,970)	(45,479)	(38,765)
Segments assets (excluding deferred tax assets)	(36,970)	(45,479)	(38,765)
Deferred tax assets			0
Associates			0
Joint Ventures			0
Segment liabilities			0
Segment liabilities (excluding deferred tax liabilities)			0
Deferred tax liabilities			0
Elimination [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue			0
Geographical information on non-current assets
Long-Lived Assets	(3,440)	(3,842)	(4,635)
Total Ordinary Income			0
Elimination [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue			0
Geographical information on non-current assets
Long-Lived Assets		0	0
Total Ordinary Income			0
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,297,042	2,956,863	2,356,782
Revenue from rendering of services	75,428	87,643	94,580
Revenue	2,372,470	3,044,506	2,451,362
Revenues from transactions with other operating segments	40,187	42,434	43,829
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	272,181	232,275	246,382
Other income	10,773	12,239	5,581
Other expenses	82,615	39,416	40,716
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Profit (loss) of each reportable segment	328,793	1,173,249	589,934
Geographical information on non-current assets
Long-Lived Assets	4,857,623	4,324,711	4,238,187
Total Ordinary Income	2,372,470	3,044,506	2,451,362
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	817,995	324,482	191,771
Acquisition and contribution of investments in associates and joint venture	0		0
Segment assets	5,566,128	5,252,765	5,035,105
Segments assets (excluding deferred tax assets)	5,566,128	5,252,765	5,035,105
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	140,243	396,332	325,598
Segment liabilities (excluding deferred tax liabilities)	140,243	396,332	325,598
Deferred tax liabilities	0	0	0
Pulp [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,714,234	2,303,086	1,781,768
Geographical information on non-current assets
Long-Lived Assets	3,260,990	2,667,179	2,537,947
Total Ordinary Income	1,714,234	2,303,086	1,781,768
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	658,236	741,420	669,594
Geographical information on non-current assets
Long-Lived Assets	1,596,633	1,657,532	1,700,240
Total Ordinary Income	658,236	741,420	669,594
Forestry [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	127,909	105,170	104,392
Revenue from rendering of services	7,782	8,811	9,730
Revenue	135,691	113,981	114,122
Revenues from transactions with other operating segments	1,133,510	1,038,624	970,384
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	46,265	19,448	22,011
Other income	168,651	94,497	94,025
Other expenses	25,550	23,863	126,752
Associates	4,120	(296)	0
Joint ventures	0	0	0
Income Tax	0	0	0
Profit (loss) of each reportable segment	24,393	(128,160)	(210,566)
Geographical information on non-current assets
Long-Lived Assets	4,651,273	4,564,191	4,870,468
Total Ordinary Income	135,691	113,981	114,122
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	295,683	251,574	211,245
Acquisition and contribution of investments in associates and joint venture	0		0
Segment assets	5,222,381	5,114,163	5,040,500
Segments assets (excluding deferred tax assets)	5,222,381	5,114,163	5,040,500
Deferred tax assets	0	0	0
Associates	38,370	38,497	48,921
Joint Ventures	0	0	0
Segment liabilities	194,282	180,259	184,721
Segment liabilities (excluding deferred tax liabilities)	194,282	180,259	184,721
Deferred tax liabilities	0	0	0
Forestry [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	56,307	55,579	55,946
Geographical information on non-current assets
Long-Lived Assets	3,300,806	3,259,801	3,221,911
Total Ordinary Income	56,307	55,579	55,946
Forestry [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	79,384	58,402	58,176
Geographical information on non-current assets
Long-Lived Assets	1,350,467	1,304,390	1,648,557
Total Ordinary Income	79,384	58,402	58,176
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,820,538	2,795,551	2,633,773
Revenue from rendering of services	73	0	0
Revenue	2,820,611	2,795,551	2,633,773
Revenues from transactions with other operating segments	24,728	9,058	6,297
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	190,040	147,382	142,504
Other income	32,943	31,084	8,062
Other expenses	81,784	31,977	36,474
Associates	0	0	0
Joint ventures	(688)	12,549	10,378
Income Tax	0	0	0
Profit (loss) of each reportable segment	67,334	250,246	225,317
Geographical information on non-current assets
Long-Lived Assets	2,068,982	2,072,768	1,858,129
Total Ordinary Income	2,820,611	2,795,551	2,633,773
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	162,731	323,675	230,395
Acquisition and contribution of investments in associates and joint venture	0		0
Segment assets	3,101,716	2,934,213	3,024,120
Segments assets (excluding deferred tax assets)	3,101,716	2,934,213	3,024,120
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	172,321	181,103	189,568
Segment liabilities	425,116	411,427	489,022
Segment liabilities (excluding deferred tax liabilities)	425,116	411,427	489,022
Deferred tax liabilities	0	0	0
Wood products [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,124,941	1,319,767	1,265,161
Geographical information on non-current assets
Long-Lived Assets	660,059	806,253	666,234
Total Ordinary Income	1,124,941	1,319,767	1,265,161
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,695,670	1,475,784	1,368,612
Geographical information on non-current assets
Long-Lived Assets	1,408,923	1,266,515	1,191,895
Total Ordinary Income	1,695,670	1,475,784	1,368,612
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	38,392
Revenue from rendering of services	442	795	692
Revenue	442	795	39,084
Revenues from transactions with other operating segments	36,290	37,568	35,659
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	1,396	1,230	3,568
Other income	84	213	2,903
Other expenses	493	35	1,848
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Profit (loss) of each reportable segment	(2,521)	(1,739)	6,668
Geographical information on non-current assets
Long-Lived Assets	745	20,382	43,791
Total Ordinary Income	442	795	39,084
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,096	645	428
Acquisition and contribution of investments in associates and joint venture	0		0
Segment assets	21,180	21,045	52,640
Segments assets (excluding deferred tax assets)	21,180	21,045	52,640
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	8,466	7,851	16,100
Segment liabilities (excluding deferred tax liabilities)	8,466	7,851	16,100
Deferred tax liabilities	0	0	0
Others [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	442	795	692
Geographical information on non-current assets
Long-Lived Assets	745	20,382	22,220
Total Ordinary Income	442	795	692
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	38,392
Geographical information on non-current assets
Long-Lived Assets	0	0	21,571
Total Ordinary Income	0	0	38,392
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	0	0	0
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0	0
Finance income	32,582	20,895	19,640
Finance costs	(273,639)	(214,779)	(287,958)
Net finance costs	(241,057)	(193,884)	(268,318)
Depreciation and amortizations	9,498	7,087	7,086
Other income	41,616	484	942
Other expenses	13,256	589	375
Associates	2,666	3,339	4,855
Joint ventures	1,677	1,654	1,784
Income Tax	(535)	(226,765)	30,992
Profit (loss) of each reportable segment	(356,029)	(566,837)	(341,001)
Geographical information on non-current assets
Long-Lived Assets	353,466	174,378	218,297
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,769	293	4,127
Acquisition and contribution of investments in associates and joint venture	171,841	20,072	15,918
Segment assets	1,985,595	1,317,041	881,000
Segments assets (excluding deferred tax assets)	1,979,528	1,312,406	872,734
Deferred tax assets	6,067	4,635	8,266
Associates	57,744	117,112	110,046
Joint Ventures	24,683	21,341	20,237
Segment liabilities	7,722,508	6,258,908	5,862,266
Segment liabilities (excluding deferred tax liabilities)	6,362,321	4,841,250	4,376,902
Deferred tax liabilities	1,360,187	1,417,658	1,485,364
Corporate [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Geographical information on non-current assets
Long-Lived Assets	265,930	120,231	187,639
Total Ordinary Income	0	0	0
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Geographical information on non-current assets
Long-Lived Assets	87,536	54,147	30,658
Total Ordinary Income	0	0	0
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	5,245,489	5,857,584	5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Revenue	5,329,214	5,954,833	5,238,341
Revenues from transactions with other operating segments	1,234,715	1,127,684	1,056,169
Finance income	32,582	20,895	19,640
Finance costs	(273,639)	(214,779)	(287,958)
Net finance costs	(241,057)	(193,884)	(268,318)
Depreciation and amortizations	519,380	407,422	421,551
Other income	254,067	138,517	111,513
Other expenses	203,698	95,880	240,165
Associates	6,786	3,043	4,855
Joint ventures	989	14,203	12,162
Income Tax	(535)	(226,765)	30,992
Profit (loss) of each reportable segment	61,970	726,759	270,352
Geographical information on non-current assets
Long-Lived Assets	11,932,089	11,156,430	11,228,872
Total Ordinary Income	5,329,214	5,954,833	5,238,341
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,280,207	900,669	637,966
Acquisition and contribution of investments in associates and joint venture	171,841	20,072	15,918
Segment assets	15,897,000	14,639,227	14,033,365
Segments assets (excluding deferred tax assets)	15,890,933	14,634,592	14,025,099
Deferred tax assets	6,067	4,635	8,266
Associates	96,114	155,609	158,967
Joint Ventures	197,004	202,444	209,805
Segment liabilities	8,490,615	7,254,777	6,877,707
Segment liabilities (excluding deferred tax liabilities)	7,130,428	5,837,119	5,392,343
Deferred tax liabilities	1,360,187	1,417,658	1,485,364
Sub Total [member] | CHILEAN ENTITIES [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,895,924	3,679,227	3,103,567
Geographical information on non-current assets
Long-Lived Assets	7,488,530	6,873,846	6,635,951
Total Ordinary Income	2,895,924	3,679,227	3,103,567
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,433,290	2,275,606	2,134,774
Geographical information on non-current assets
Long-Lived Assets	4,443,559	4,282,584	4,592,921
Total Ordinary Income	$ 2,433,290	$ 2,275,606	$ 2,134,774